IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2017
Description Of Impairment Of Assets [Abstract]
Disclosure of impairment of assets [text block]
NOTE 17. IMPAIRMENT OF ASSETS

Provisions for impairment of property, plant and equipment due to technical obsolescence have been recorded as of December 31, 2017 and December 31, 2016, respectively, as shown below:

Disclosure of Asset Impairment
Principal classes of Assets affected by Impairment and Reversal of Losses	Machinery and Equipment
Principal Facts and Circumstances that lead to Recognizing Impairment and Reversal of losses	Technical Obsolescence and Claim
	12-31-2017	12-31-2016

Information relevant to the sum of all impairment	ThU.S.$17,396	ThU.S.$7,993

Goodwill

Goodwill is allocated to the groups of cash-generating units that are expected to benefit from the synergies of the combination.

At the date of these consolidated financial statements, the balance of goodwill is ThU.S.$69,922 (ThU.S.$74,893 at December 31, 2016), as shown below:

	12-31-2017	12-31-2016
Goodwill	ThU.S.$	ThU.S.$
Opening balance at January 1	74,893	69,475
Impairment	(4,640)	-
Increase (decrease) in foreign currency exchange	(331)	5,418
Closing balance at December 31, 2017	69,922	74,893

Of the total of goodwill, ThU.S.$39,841 (ThU.S.$39,694 as of December 31, 2016) are generated by the acquisition of “Flakeboard”, a company that, directly and/or through its subsidiaries, possesses and operates 7 panel plants, for which Arauco acquired and paid, on September 24, 2012, the price of ThU.S.$242,502 for the 100% interest ownership.

The recoverable amount for Flakeboard’s cash generating unit was determined based on the calculations of its value in use, and this calculation was made using cash flow projections covering a 5-year term, applying a real discount rate of 6.7% which reflects current market assessments for the wood products segment in North America.

The investment in the panel plant in Pien, Brazil generated a goodwill of ThU.S.$27,266 (ThU.S.$32,385 as of December 31, 2016).

The recoverable amount for the Pien plant’s cash generating unit was determined based on the calculations of its value in use, and this calculation was made using cash flow projections based on the operational plan approved by the Administration, covering a 5-year term, applying a 7% real discount rate that reflects current evaluations for the panel segment in Brazil.

As a result of the annual impairment test, the carrying value of the goodwill of the plants exceeded their recoverable value, and therefore impairment losses of ThU.S.$4,640 were recognized.